Earnings Per Common Share	6 Months Ended
Jun. 30, 2024
Earnings Per Common Share [Abstract]
Earnings Per Common Share
10.	Earnings Per Common Share:

All shares issued are included in the Company’s common stock and have equal rights to vote and participate in dividends and in undistributed earnings. The components of the calculation of basic and diluted Earnings per share for the six months ended June 30, 2023 and 2024 are as follows:

	Six months ended June 30,
	2023	2024
Net Income	5,774	1,939
Less: Dividends of Preferred shares	(3,485)	-
Earnings attributable to common shareholders, basic	2,289	1,939
Weighted average common shares outstanding, basic	1,482,756	4,626,197
Earnings per share, basic	1.54	0.42

Earnings attributable to common shareholders, basic	2,289	1,939
Add: Dividends of Convertible preferred shares	1,001	-
Earnings attributable to common shareholders, diluted	3,290	1,939

Effect of dilutive securities:
Series E Shares	1,273,863	-
Weighted average common shares outstanding, diluted	2,756,619	4,626,197
Earnings per share, diluted	1.19	0.42

For the period ended June 30, 2024, since all of the Company’s warrants were out of the money, no dilutive shares were assumed from their exercise.